Discontinued Operations - Schedule of Results of Discontinued Operation (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 25, 2016	Dec. 30, 2016	Dec. 25, 2015	Dec. 26, 2014
Operating expenses:
Income (loss) from discontinued operations before income tax expense (benefit)	$ (111)	$ (1,724)	$ (4,077)	$ (7,406)	$ 132
Income tax expense	1	1	40	(225)	(254)
Income (loss) from discontinued operations	(112)	(1,725)	(4,117)	(7,181)	386
Kingston, New York Facility
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Net sales	0	6,777	26,576	80,748	65,046
Cost of sales	0	7,258	28,077	80,840	61,404
Operating expenses:
Research and development	0	193	262	954	577
Selling, general, and administrative	111	1,050	2,315	2,765	2,507
Amortization of intangible assets				475	475
Total operating expenses	111	1,243	2,577	4,194	3,559
Operating income (loss)	(111)	(1,724)	(4,078)	(4,286)	83
Interest income, net				(16)	(3)
Other expense (income), net			(1)	3,136	(46)
Income (loss) from discontinued operations before income tax expense (benefit)	(111)	(1,724)	(4,077)	(7,406)	132
Income tax expense	1	1	40	(225)	(254)
Income (loss) from discontinued operations	$ (112)	$ (1,725)	$ (4,117)	$ (7,181)	$ 386